                     PUTNAM HARTFORD CAPITAL MANAGER VISION
                              SEPARATE ACCOUNT TEN
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

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                                     EFFECTIVE DATE
        RATINGS AGENCY                  OF RATING                    RATING                 BASIS OF RATING
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      Standard & Poor's                 11/26/02                      AA -                Financial Security
                                                                                            Characteristics
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4473
333-36132